Securities Act Registration No. 333-147324 Investment Company Act Registration No. 811-22143

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 9	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 10	[X]

WALTHAUSEN FUNDS

(Exact Name of Registrant as Specified in Charter)

9 Executive Park Drive, Suite B
Clifton Park, NY	12065
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 297-6214

John B. Walthausen
Walthausen Funds
9 Executive Park Drive, Suite B
Clifton Park, NY 12065
(Name and Address of Agent for Service)

Copies to:

JoAnn S. Strasser
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Clifton Park, State of New York on the 7th day of June, 2012.

WALTHAUSEN FUNDS By: /s/ John B. Walthausen John B. Walthausen, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ John B. Walthausen		June 7, 2012
John B. Walthausen	President and Principal Executive Officer,
& Trustee
Edward A. LaVarnway*	Trustee
Hany A. Shawky*	Trustee
Clara K. Wentland*	Trustee
/s/ Stanley M. Westhoff Jr.	Treasurer and Chief Financial Officer /	June 7, 2012
Stanley M. Westhoff Jr.	Principal Financial Officer

*By: /s/ John B. Walthausen John B. Walthausen Attorney-in-Fact Date: June 7, 2012

WALTHAUSEN FUNDS EXHIBIT INDEX

Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase